Note B - Securities - Securities Held-to-maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Securities held to maturity, amortized cost	$ 12,033	$ 15,816
Securities held to maturity, gross unrecognized gains	372	502
Securities held to maturity, gross unrecognized losses	(1)	(84)
Securities held to maturity	12,404	16,234
US States and Political Subdivisions Debt Securities [Member]
Securities held to maturity, amortized cost	12,031	15,813
Securities held to maturity, gross unrecognized gains	372	502
Securities held to maturity, gross unrecognized losses	(1)	(84)
Securities held to maturity	12,402	16,231
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities held to maturity, amortized cost	2	3
Securities held to maturity, gross unrecognized gains
Securities held to maturity, gross unrecognized losses
Securities held to maturity	$ 2	$ 3